Annual Total Returns - FidelityLargeCapStockK6Fund-PRO - FidelityLargeCapStockK6Fund-PRO - Fidelity Large Cap Stock K6 Fund	Jun. 29, 2023
Bar Chart Table:
Annual Return, Inception Date	May 25, 2017
Fidelity Large Cap Stock K6 Fund
Bar Chart Table:
Annual Return 2018	(8.51%)
Annual Return 2019	31.46%
Annual Return 2020	9.12%
Annual Return 2021	25.66%
Annual Return 2022	(5.67%)